Derivative financial Instruments - Schedule of carrying amounts of derivative instruments (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	475,864	352,861
Carrying amount of the hedging instruments, Asset	$ 8,740	$ 23,091
Carrying amount of the hedging instruments, Liability	(7,547)	(5,130)
Change in fair value used for calculating hedge ineffectiveness	(20,705)	19,471
Changes in the fair value of the hedging instrument recognised in OCI	(20,360)	19,574
Ineffectiveness recognised in profit or loss	345	103
Amount reclassified from the hedge reserve to profit or loss	(4,012)	(3,699)
Carrying amount of hedged items,Asset	0	74,509
Carrying amount of hedged items , liabilities	(490,222)	(263,862)
Change in the fair value of the hedged item used to recognise ineffectiveness	20,360	(19,574)
Cash flow hedge reserve	10,756	22
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	0	0
Carrying amount of the hedging instruments, Liability	$ (538)	$ (1,541)
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	20,000	60,000
Carrying amount of the hedging instruments, Asset	$ 0	$ 0
Carrying amount of the hedging instruments, Liability	(538)	(1,541)
Change in fair value used for calculating hedge ineffectiveness	562	(443)
Changes in the fair value of the hedging instrument recognised in OCI	560	(442)
Ineffectiveness recognised in profit or loss	(2)	1
Amount reclassified from the hedge reserve to profit or loss	(423)	(75)
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(20,041)	(20,045)
Change in the fair value of the hedged item used to recognise ineffectiveness	(560)	442
Cash flow hedge reserve	0	1,440
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	8,740	23,091
Carrying amount of the hedging instruments, Liability	$ (7,009)	$ 0
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	455,864	221,508
Carrying amount of the hedging instruments, Asset	$ 8,740	$ 23,091
Carrying amount of the hedging instruments, Liability	(7,009)	0
Change in fair value used for calculating hedge ineffectiveness	(21,267)	23,380
Changes in the fair value of the hedging instrument recognised in OCI	(20,920)	23,481
Ineffectiveness recognised in profit or loss	347	101
Amount reclassified from the hedge reserve to profit or loss	0	(1,697)
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(470,181)	(243,817)
Change in the fair value of the hedged item used to recognise ineffectiveness	20,920	(23,481)
Cash flow hedge reserve	$ 10,756	(1,980)
Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset		0
Carrying amount of the hedging instruments, Liability		$ (3,589)
Foreign exchange risk | Loans at amortized cost
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0	71,353
Carrying amount of the hedging instruments, Asset	$ 0	$ 0
Carrying amount of the hedging instruments, Liability	0	(3,589)
Change in fair value used for calculating hedge ineffectiveness	0	(3,466)
Changes in the fair value of the hedging instrument recognised in OCI	0	(3,465)
Ineffectiveness recognised in profit or loss	0	1
Amount reclassified from the hedge reserve to profit or loss	$ (3,589)	(1,927)
Carrying amount of hedged items,Asset		74,509
Carrying amount of hedged items , liabilities		0
Change in the fair value of the hedged item used to recognise ineffectiveness		3,465
Cash flow hedge reserve		$ 562